NOTE 3 SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Equipment
Statement [Line Items]
Estimated useful lives	3 - 5 years
Leasehold Improvements
Statement [Line Items]
Estimated useful lives	5 years
Right of Use
Statement [Line Items]
Estimated useful lives	Term of the lease
Medical Lab Equipment
Statement [Line Items]
Estimated useful lives	12 years